FINANCIAL INSTRUMENTS - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total U.S. dollar denominated floating rate debt	$ 2,089,931	$ 1,553,905
Total U.S. dollar denominated fixed rate debt	60,000	120,000
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	174,721	174,223
Restricted cash	14,928	3,153
Marketable securities	2,639	3,642
Derivative instruments receivable		148
Total U.S. dollar denominated floating rate debt	2,089,930	1,553,928
Total U.S. dollar denominated fixed rate debt	65,348	146,225
Derivative instruments payable	19,261	4,264
Fair Value, Measurements, Recurring | Collateral Pledged
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	5,835	7,323
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	174,721	174,223
Restricted cash	14,928	3,153
Marketable securities	2,639	3,642
Derivative instruments receivable		0
Total U.S. dollar denominated floating rate debt	0	0
Total U.S. dollar denominated fixed rate debt	0	0
Derivative instruments payable	0	0
Level 1 | Fair Value, Measurements, Recurring | Collateral Pledged
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	5,835	7,323
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0	0
Derivative instruments receivable		148
Total U.S. dollar denominated floating rate debt	2,089,930	1,553,928
Total U.S. dollar denominated fixed rate debt	6,251	7,329
Derivative instruments payable	19,261	4,264
Level 2 | Fair Value, Measurements, Recurring | Collateral Pledged
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0	0
Derivative instruments receivable		0
Total U.S. dollar denominated floating rate debt	0	0
Total U.S. dollar denominated fixed rate debt	59,097	138,896
Derivative instruments payable	0	0
Level 3 | Fair Value, Measurements, Recurring | Collateral Pledged
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	174,721	174,223
Restricted cash	14,928	3,153
Marketable securities	2,639	3,642
Derivative instruments receivable	0	148
Total U.S. dollar denominated floating rate debt	2,089,930	1,553,928
Total U.S. dollar denominated fixed rate debt	66,251	147,413
Derivative instruments payable	19,261	4,264
Carrying (Reported) Amount, Fair Value Disclosure | Collateral Pledged
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	5,835	7,323
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	174,721	174,223
Restricted cash	14,928	3,153
Marketable securities	2,639	3,642
Derivative instruments receivable	0	148
Total U.S. dollar denominated floating rate debt	2,089,930	1,553,928
Total U.S. dollar denominated fixed rate debt	65,348	146,225
Derivative instruments payable	19,261	4,264
Estimate of Fair Value, Fair Value Disclosure | Collateral Pledged
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 5,835	$ 7,323